Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (91,205)	$ (74,774)	$ (27,260)
Other comprehensive loss, net of tax:
Change in unrealized gains on marketable securities	(112)	0	0
Comprehensive loss	$ (91,317)	$ (74,774)	$ (27,260)